Equity Incentive Plans - Schedule of Restricted Stock Units Granted (Details) - RSUs - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)	113	45	0
Weighted average grant date fair value (in usd per share)	$ 3.62	$ 4.56	$ 0